Basis of preparation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Basis of Presentation [Line Items]
Negative operating cash flows	$ (14,692)	$ (17,501)
Net loss	(47,237)	$ (31,725)
Convertible Senior Notes Mature on June Thirty Two Thousand and Twenty Three [Member]
Basis of Presentation [Line Items]
Principal amount outstanding of convertible senior notes	$ 27,500